Condensed Consolidated Changes in Redeemable Preferred Stock and Stockholders' Deficit - USD ($)	Total	Class A Common Units	Class B Common Units	Preferred Stock Convertible Preferred Units	Common Stock Class A Common Units	Common Stock Class B Common Units	Accumulated Deficit	Total Zentalis Pharmaveuticals, LLC Members' Equity (Deficit)	Noncontrolling Interests
Beginning balance, in shares at Dec. 31, 2017				4,314,000
Beginning balance at Dec. 31, 2017	$ 45,096,000			$ 50,374,000			$ (17,125,000)	$ 35,211,000	$ 9,885,000
Common units, beginning balance (in shares) at Dec. 31, 2017					5,594,000	703,000
Common units, beginning balance at Dec. 31, 2017					$ 643,000	$ 1,319,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative-effect adjustment from adoption of ASU 2014-09	862,000						862,000	862,000
Issuance of Series B convertible preferred units at $12.43 per unit net of issuance costs	9,456,000			$ 9,456,000				9,456,000
Issuance of Series B convertible preferred units at $12.43 per unit net of issuance costs in shraes				789,000
Issuance of profit interest awards, net		0				909,000
Share-based compensation expense	308,000				$ 29,000	$ 279,000		308,000
Proceeds from exercise of equity awards from consolidated VIE	16,000								16,000
Net loss attributable to noncontrolling interests	(2,365,000)								(2,365,000)
Net loss attributable to Zentalis Pharmaceuticals, LLC	(21,067,000)						(21,067,000)	(21,067,000)
Ending balance, in shares at Dec. 31, 2018				5,103,000
Ending balance at Dec. 31, 2018	32,306,000			$ 59,830,000			(37,330,000)	24,770,000	7,536,000
Common units, ending balance (in shares) at Dec. 31, 2018		5,594,385	1,612,311		5,594,000	1,612,000
Common units, ending balance at Dec. 31, 2018		$ 672,000	$ 1,598,000		$ 672,000	$ 1,598,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of profit interest awards, net			47,500			48,000
Share-based compensation expense	129,000				$ 2,000	$ 127,000		129,000
Net loss attributable to noncontrolling interests	(320,000)								(320,000)
Net loss attributable to Zentalis Pharmaceuticals, LLC	(8,343,000)						(8,343,000)	(8,343,000)
Ending balance, in shares at Mar. 31, 2019				5,103,000
Ending balance at Mar. 31, 2019	(23,592,000)			$ 59,830,000			(45,673,000)	(16,376,000)	7,216,000
Common units, ending balance (in shares) at Mar. 31, 2019					5,594,000	1,660,000
Common units, ending balance at Mar. 31, 2019					$ 674,000	$ 1,725,000
Beginning balance, in shares at Dec. 31, 2018				5,103,000
Beginning balance at Dec. 31, 2018	$ 32,306,000			$ 59,830,000			(37,330,000)	24,770,000	7,536,000
Common units, beginning balance (in shares) at Dec. 31, 2018		5,594,385	1,612,311		5,594,000	1,612,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series C convertible preferred units at $17.50 per unit net of issuance costs, in shares	4,847,000
Issuance of Series C convertible preferred units at $17.50 per unit net of issuance costs	$ 81,876,000
Reclassification of convertible preferred units for contingent liquidation features not within the Company's control	$ 59,830,000
Reclassification of convertible preferred units for contingent liquidation features not within the Company's control in shares	5,103,000
Common units, beginning balance at Dec. 31, 2018		$ 672,000	$ 1,598,000		$ 672,000	$ 1,598,000
Temporary equity ending balance (in shares) at Dec. 31, 2019	9,950,154
Temporary equity, ending balance at Dec. 31, 2019	$ 141,705,846
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of convertible preferred units for contingent liquidation features not within the Company's control	(59,830,000)			$ (59,830,000)				(59,830,000)
Reclassification of convertible preferred units for contingent liquidation features not within the Company's control, shares				(5,103,000)
Issuance of profit interest awards, net		7,093				1,059,000
Share-based compensation expense	617,000				$ 37,000	$ 580,000		617,000
Share-based compensation expense, shares					7,000
Net loss attributable to noncontrolling interests	(715,000)								(715,000)
Net loss attributable to Zentalis Pharmaceuticals, LLC	(45,663,000)						(45,663,000)	(45,663,000)
Ending balance at Dec. 31, 2019	$ (73,285,000)						(82,993,000)	(80,106,000)	6,821,000
Common units, ending balance (in shares) at Dec. 31, 2019		5,601,478	2,670,668		5,601,000	2,671,000
Common units, ending balance at Dec. 31, 2019		$ 709,000	$ 2,178,000		$ 709,000	$ 2,178,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series C convertible preferred units at $17.50 per unit net of issuance costs, in shares	867,000
Issuance of Series C convertible preferred units at $17.50 per unit net of issuance costs	$ 14,228,000
Temporary equity ending balance (in shares) at Mar. 31, 2020	10,817,348
Temporary equity, ending balance at Mar. 31, 2020	$ 155,934,207
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of profit interest awards, net						(64,000)
Issuance of profit interest awards, net			70,000
Share-based compensation expense	329,000					$ 329,000		329,000
Net loss attributable to noncontrolling interests	(109,000)								(109,000)
Net loss attributable to Zentalis Pharmaceuticals, LLC	(16,126,000)						(16,126,000)	(16,126,000)
Ending balance at Mar. 31, 2020	$ (89,191,000)						$ (99,119,000)	$ (95,903,000)	$ 6,712,000
Common units, ending balance (in shares) at Mar. 31, 2020		5,601,478	2,607,309		5,601,000	2,607,000
Common units, ending balance at Mar. 31, 2020		$ 709,000	$ 2,507,000		$ 709,000	$ 2,507,000